Software Development Costs, net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Capitalized software development costs	$ 5,324	$ 4,463
Accumulated amortization	(3,572)	(2,671)
Software development costs, net	1,752	1,792
Discontinued Operations
Finite-Lived Intangible Assets [Line Items]
Software development costs, net	487	648
Continuing Operations
Finite-Lived Intangible Assets [Line Items]
Software development costs, net	$ 1,265	$ 1,144